SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥) $ / shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 tranche $ / shares shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥		¥ 170	¥ 61
Incentive Award Plans
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		10 years
Second anniversary of the stated vesting commencement date | Incentive Award Plans
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Vesting ratably over the following two years | Incentive Award Plans
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		2 years
Share-based payment award, vesting percentage		50.00%
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)		95,061,300
Granted (in shares)		35,576,220
Forfeited (in shares)		(1,109,850)
Vested (in shares)		(3,775,370)
Nonvested restricted stocks outstanding at the end of the period (in shares)		125,752,300		95,061,300
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.54
Granted (in dollars per shares) | $ / shares	3.10
Forfeited (in dollars per shares) | $ / shares	2.84
Vested (in dollars per shares) | $ / shares	1.66
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 2.72			$ 2.54
Total unrecognized compensation expense | ¥	$ 1,656	¥ 1,656
Weighted-average period for recognition of unrecognized compensation costs		6 years 4 months 24 days
Total fair value of nonvested restricted stocks, vested | ¥		¥ 101	¥ 134
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)				28,625,350
Weighted Average Grant Date Fair Value
Number of tranches | tranche				5
Restricted stocks | Performance Condition | Vesting on the second anniversary | Senior officers
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage				50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years | Senior officers
Weighted Average Grant Date Fair Value
Period for remaining percentage vested				2 years
Share-based payment award, vesting percentage				50.00%